ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Accumulated Other Comprehensive Income (Loss) (AOCIL), Net of Tax
A summary of changes in accumulated other comprehensive income (loss) (‘‘AOCIL’’), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Cash Flow Hedges	Total
	(In thousands)
2021
Balances at beginning of period	$15,822	$(5,798)	$-	$10,024
Other comprehensive loss before reclassifications	(8,408)	-	-	(8,408)
Amounts reclassified from AOCIL	(1,115)	-	-	(1,115)
Net current period other comprehensive loss	(9,523)	-	-	(9,523)
Balances at end of period	$6,299	$(5,798)	$-	$501

2020
Balances at beginning of period	$3,739	$(5,798)	$(1,727)	$(3,786)
Other comprehensive income (loss) before reclassifications	12,294	-	(279)	12,015
Amounts reclassified from AOCIL	(211)	-	2,006	1,795
Net current period other comprehensive income	12,083	-	1,727	13,810
Balances at end of period	$15,822	$(5,798)	$-	$10,024

2019
Balances at beginning of period	$(4,185)	$(5,798)	$(125)	$(10,108)
Other comprehensive income (loss) before reclassifications	8,035	-	(1,266)	6,769
Amounts reclassified from AOCIL	(111)	-	(336)	(447)
Net current period other comprehensive income (loss)	7,924	-	(1,602)	6,322
Balances at end of period	$3,739	$(5,798)	$(1,727)	$(3,786)

Reclassifications Out of Each Component of AOCIL
A summary of reclassifications out of each component of AOCIL for the years ended December 31 follows:

AOCIL Component	Reclassified From AOCIL	Affected Line Item in Consolidated Statements of Operations
(In thousands)

2021
Unrealized gains (losses) on securities available for sale	$1,411	Net gains on securities available for sale
	-	Net impairment loss recognized in earnings
	1,411	Total reclassifications before tax
	296	Income tax expense
	$1,115	Reclassifications, net of tax

2020
Unrealized gains (losses) on securities available for sale	$267	Net gains on securities available for sale
	-	Net impairment loss recognized in earnings
	267	Total reclassifications before tax
	56	Income tax expense
	$211	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges	$2,539	Interest expense
	533	Income tax expense
	$2,006	Reclassification, net of tax

	$(1,795)	Total reclassifications for the period, net of tax

2019
Unrealized gains (losses) on securities available for sale	$140	Net gains on securities available for sale
	-	Net impairment loss recognized in earnings
	140	Total reclassifications before tax
	29	Income tax expense
	$111	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges	$(425)	Interest expense
	(89)	Income tax expense
	$(336)	Reclassification, net of tax

	$447	Total reclassifications for the period, net of tax